NOTES PAYABLE (Details 5) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 28, 2019	Jul. 20, 2018	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Principal	$ 4,650,000
Accretion expense (Note 8)	$ 1,162,500		$ 0	$ 134,251	$ 3,266,918	$ 1,937,308
Interest						$ 1,290,039
Convertible Debt [Member]
Principal		$ 4,708,306
Beneficial conversion		406,744
Anti-dilution		1,697,674
Fair value of debt		2,603,888
Accretion expense (Note 8)		2,104,418
Interest		24,547
Ending balance		$ 4,732,853